Goodwill and intangible assets - Intangible asset impairment charges (Details) $ in Millions	3 Months Ended					12 Months Ended
	Jun. 30, 2022 USD ($) shares	Dec. 31, 2021 USD ($)	Sep. 30, 2021 USD ($)	Mar. 31, 2021 USD ($)	Sep. 30, 2020 USD ($)	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Jun. 30, 2020 USD ($)
Disclosure of detailed information about intangible assets [line items]
Impairment charges	$ (61)					$ 62	$ 225	$ 167
Cash flow projection forecast duration						5 years
Discount rate, measurement input
Disclosure of detailed information about intangible assets [line items]
Significant unobservable input, assets | shares	0.078
Research and development
Disclosure of detailed information about intangible assets [line items]
Impairment charges							(180)
Cost of net sales
Disclosure of detailed information about intangible assets [line items]
Impairment charges								106
Surgical
Disclosure of detailed information about intangible assets [line items]
Impairment charges						$ 60	178	66
Recoverable amount	$ 15							65
Surgical | Discount rate, measurement input
Disclosure of detailed information about intangible assets [line items]
Significant unobservable input, assets | shares						0.075
Surgical | Research and development
Disclosure of detailed information about intangible assets [line items]
Impairment charges			$ 178
Surgical | Cost of net sales
Disclosure of detailed information about intangible assets [line items]
Impairment charges	(59)							65
Vision Care
Disclosure of detailed information about intangible assets [line items]
Impairment charges						$ 2	$ 47	101
Recoverable amount				$ 48					$ 88
Vision Care | Discount rate, measurement input
Disclosure of detailed information about intangible assets [line items]
Significant unobservable input, assets | shares						0.070
Vision Care | Research and development
Disclosure of detailed information about intangible assets [line items]
Impairment charges	$ 2	$ 2			$ (61)
Vision Care | Cost of net sales
Disclosure of detailed information about intangible assets [line items]
Impairment charges				$ 45				$ 41